SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, New Standards, Interpretations and Amendments Not Yet Applied by the Group (Details)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AASB 2018-6 Amendments to Australian Accounting Standards - Definition of a Business [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		AASB 2018-6 Amendments to Australian Accounting Standards – Definition of a Business
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
AASB 2018-7 Amendments to Australian Accounting Standards - Definition of Material [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		AASB 2018-7 Amendments to Australian Accounting Standards – Definition of Material
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
Conceptual Framework for Financial Reporting (Conceptual Framework) [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		Conceptual Framework for Financial Reporting (Conceptual Framework)
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
2019-1 Amendments to Australian Accounting Standards - References to the Conceptual Framework [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		2019-1 Amendments to Australian Accounting Standards – References to the Conceptual Framework
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
AASB 2018-6 Amendments to Australian Accounting Standards - Definition of a Business (Conceptual Framework) [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		AASB 2018-6 Amendments to Australian Accounting Standards – Definition of a Business
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020